Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2018				As of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$350	$234,256	$—	$234,606	$—	$359,198	$—	$359,198
Marketable equity securities	2,117	—	—	2,117	3,208	—	—	3,208
Non-marketable equity securities	—	—	59,484	59,484	—	—	—	—
Call option	—	395,095	—	395,095	—	223,164	—	223,164
Foreign exchange contracts	—	2,673	—	2,673	—	7,480	—	7,480
Embedded conversion option	—	349	—	349	—	217	—	217
Interest rate contracts	—	—	—	—	—	1,017	—	1,017
	$2,467	$632,373	$59,484	$694,324	$3,208	$591,076	$—	$594,284
Liabilities:
Foreign exchange contracts	$—	$(5,957)	$—	$(5,957)	$—	$(2,424)	$—	$(2,424)
Interest rate contracts	—	(18,768)	—	(18,768)	—	(29,103)	—	(29,103)
Cash conversion option	—	(399,262)	—	(399,262)	—	(224,286)	—	(224,286)
Contingent consideration	—	—	(48,971)	(48,971)	—	—	(11,539)	(11,539)
	$—	$(423,987)	$(48,971)	$(472,958)	$—	$(255,813)	$(11,539)	$(267,352)

Summary of Activity for Liabilities with Level 3 Inputs
For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2018 and 2017:

(in thousands)	2018	2017
Balance at beginning of year	$(11,539)	$(8,754)
Additions from acquisitions	(53,962)	(10,954)
Payments	16,530	4,900
Gain included in earnings	—	3,269
Balance at end of year	$(48,971)	$(11,539)

Carrying Values and Estimated Fair Values of Long-Term Debt
The table below presents the carrying values and the estimated fair values of financial instruments not presented in the tables above.

	As of December 31, 2018			As of December 31, 2017
(in thousands)	Carrying Amount	Level 1	Level 2	Carrying Amount	Level 1	Level 2
Long-term debt including current portion:
Cash convertible notes	$1,439,931	$1,794,000	$—	$1,008,507	$—	$1,269,613
U.S. Private placement	398,107	—	391,700	399,939	—	394,669
German private placement	336,168	—	337,768	349,812	—	349,977
	$2,174,206	$1,794,000	$729,468	$1,758,258	$—	$2,014,259